1.  Name and address of issuer

	Morgan Stanley Global Infrastructure Fund

2. The name of each series or class of securities for which this Form is filed
	x

3a.  Investment Company Act File Number:

	811-05415

3b.  Securities Act File Number:

	33-18983

4a. Last day of fiscal year for which this Form is filed:

	December 31, 2012

4b.  []  Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4c. [] Check box if this is the last time the issuer will be filing this Form.

5.  Calculation of registration fee:

	(i)  Aggregate sale price of securities
sold during the fiscal year pursuant to section
24(f):	32,862,118

	(ii)  Aggregate price of securities
redeemed or repurchased during the fiscal year:
55,891,270

	(iii)  Aggregate price of securities
redeemed or repurchased during any prior fiscal
year ending no earlier than October 11, 1995 that
were not previously used to reduce registration
fees payable to the Commission:	2,756,173,768

	(iv)  Total available redemption credits
[add items 5(ii) and 5(iii)]:	(2,812,065,038)

	(v)  Net sales -- if item 5(i) is greater
than item 5(iv)
[subtract item 5(iv) from item 5(i)]:	0.00

	(vi)  Redemption credits available for
use in future years - if item 5(i) is less than
item 5(iv) [subtract item 5(iv) from item 5(i)]:
	(2,779,202,920)

	(vii)  Multiplier for determining
registration fee (See Instruction C.9):	 . 00013640

	(viii)  Registration fee due
[multiply item 5(v) by item 5(vii)]
(enter "0" if no fee is due):	0.00

6.  Prepaid Shares:

	If the response to Item 5(i) was determined
by deducting an amount of securities that were registered
 under the Securities Act of 1933 pursuant to rule 24e-2
as in effect before October 11, 1997, then report the
amount of securities (number of shares or shares or other
units) deducted here:	.  If there is a number of shares
or other units that were registered pursuant to rule 24e-2
remaining unsold at the end of the fiscal year for which
this form is filed that are available for use by the issuer
in future fiscal years, then state that number here:	.

	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2
as in effect before October 11, 1997, then report the
amount of securities (number of shares or shares or other
 units) deducted here:	.  If there is a number of shares
or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
in future fiscal years, then state that number here:	.

	0.00

8. Total of the amount of registration fee due plus any interest due [line 5(viii) plus line 7]:

	0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

	Method of Delivery:

	[] Wire Transfer
	[] Mail or other means
SIGNATURES
	This report has been signed below by the
following persons on behalf of the issuer and in the
capacities and on the dates indicated.
By (Signature and Title)*
/s/ Frank Smith
Frank Smith
Treasurer
Date "March 28, 2013"
*Please print the name and title of the signing officer below the